Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(3)	Value of Initial Fixed $100 Investment Based on:
Fiscal Year					TSR	Peer Group TSR(4)	Net Income ($,000)	Consolidated Operating Income ($,000)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	11,391,476	21,415,165	2,961,401	4,799,279	335.5	103.9	516,822	652,751
2022	10,854,934	6,190,970	3,867,018	2,845,438	204.3	155.6	451,949	564,707
2021	7,860,450	19,464,880	2,479,351	5,207,671	246.6	200.6	382,575	504,205

Company Selected Measure Name	consolidated operating income
Named Executive Officers, Footnote	The table below includes the name of each individual serving as an NEO during our last three fiscal years, including our PEO:

Fiscal Year	PEO	Non-PEO NEOs

2023	Dave Powers	Steven J. Fasching, Stefano Caroti, Anne Spangenberg and Thomas Garcia
2022	Dave Powers	Steven J. Fasching, David Lafitte, Stefano Caroti and Wendy Yang
2021	Dave Powers	Steven J. Fasching, David Lafitte, Stefano Caroti and Andrea O'Donnell

Peer Group Issuers, Footnote	The TSR Peer Group consist of the S&P 500 Apparel, Accessories & Luxury Goods Index.
PEO Total Compensation Amount	$ 11,391,476	$ 10,854,934	$ 7,860,450
PEO Actually Paid Compensation Amount	$ 21,415,165	6,190,970	19,464,880
Adjustment To PEO Compensation, Footnote	The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at our PEO’s CAP and our Non-PEO NEOs’ average CAP:

CALCULATION OF COMPENSATION ACTUALLY PAID(a)

Fiscal Year	Executives	Summary Compensation Table Total ($)(b)	Minus - Amount Reported in the "Stock Awards" Column in the Summary Compensation Table ($)	Plus - Fair Value of Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year ($) (c)	Plus / Minus - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus / Minus - Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years ($)(e)	Compensation Actually Paid ($)

2023	PEO	11,391,476	(7,999,562)	10,951,395	4,242,444	2,829,412	21,415,165
	Average for Non-PEO NEOs	2,961,401	(1,724,565)	2,383,845	780,911	397,687	4,799,279
2022	PEO	10,854,934	(7,999,651)	5,398,210	(1,160,869)	(901,654)	6,190,970
	Average for Non-PEO NEOs	3,867,018	(2,549,581)	1,946,763	(242,995)	(175,767)	2,845,438
2021	PEO	7,860,450	(3,999,580)	4,787,303	4,760,338	6,056,369	19,464,880
	Average for Non-PEO NEOs	2,479,351	(849,565)	1,016,903	1,060,293	1,500,689	5,207,671

Non-PEO NEO Average Total Compensation Amount	$ 2,961,401	3,867,018	2,479,351
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,799,279	2,845,438	5,207,671
Adjustment to Non-PEO NEO Compensation Footnote	The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at our PEO’s CAP and our Non-PEO NEOs’ average CAP:

CALCULATION OF COMPENSATION ACTUALLY PAID(a)

Fiscal Year	Executives	Summary Compensation Table Total ($)(b)	Minus - Amount Reported in the "Stock Awards" Column in the Summary Compensation Table ($)	Plus - Fair Value of Fiscal Year End of Outstanding and Unvested Stock Awards Granted in the Fiscal Year ($) (c)	Plus / Minus - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus / Minus - Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years ($)(e)	Compensation Actually Paid ($)

2023	PEO	11,391,476	(7,999,562)	10,951,395	4,242,444	2,829,412	21,415,165
	Average for Non-PEO NEOs	2,961,401	(1,724,565)	2,383,845	780,911	397,687	4,799,279
2022	PEO	10,854,934	(7,999,651)	5,398,210	(1,160,869)	(901,654)	6,190,970
	Average for Non-PEO NEOs	3,867,018	(2,549,581)	1,946,763	(242,995)	(175,767)	2,845,438
2021	PEO	7,860,450	(3,999,580)	4,787,303	4,760,338	6,056,369	19,464,880
	Average for Non-PEO NEOs	2,479,351	(849,565)	1,016,903	1,060,293	1,500,689	5,207,671

Compensation Actually Paid vs. Total Shareholder Return
The chart below illustrates the relationship between the CAP to our PEO and the average CAP to our Non-PEO NEOs in relation to our TSR, and the TSR of our peer group, the NYSE Composite Index, over the last three fiscal years.

Compensation Actually Paid vs. Net Income
The chart below illustrates the CAP to our PEO and the average CAP to our Non-PEO NEOs in relation to our net income over the last three fiscal years. We do not use net income as a performance measure in our executive compensation program.

Compensation Actually Paid vs. Company Selected Measure
The chart below illustrates the CAP to our PEO and the average CAP to our Non-PEO NEOs in relation to our consolidated operating income over the last three fiscal years. Consolidated operating income is the financial performance measure that, in our assessment, represents the most important financial performance measure to link CAP to our performance.

Tabular List, Table

Most Important Performance Measures

Consolidated Operating Income
Consolidated Revenue
Consolidated Pre-Tax Income

Total Shareholder Return Amount	$ 335.5	204.3	246.6
Peer Group Total Shareholder Return Amount	103.9	155.6	200.6
Net Income (Loss)	$ 516,822,000	$ 451,949,000	$ 382,575,000
Company Selected Measure Amount	652,751,000	564,707,000	504,205,000
PEO Name	Dave Powers
Additional 402(v) Disclosure	The dollar amounts included in this column reflect the total compensation of our PEO and the average total compensation of our Non-PEO NEOs reported in the Summary Compensation Table for each fiscal year presented. This table excludes adjustments for awards granted that vest in the same year, awards that failed to achieve their vesting conditions, and dividends, in each case because there is no applicable adjustment for the covered fiscal years.Represents amounts from the Summary Compensation Table for the indicated fiscal year.The fair value amounts are calculated in accordance with ASC Topic 718 Compensation - Stock Compensation (ASC 718), determined as of the covered fiscal year. Represents the fair value as of the indicated fiscal year end of the outstanding and unvested awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes, in accordance with ASC Topic 718 and described further in our Annual Reports on Form 10-K.The fair value amounts are determined based on the change in the fair value from the prior fiscal year end to the covered fiscal year end calculated in accordance with ASC 718. Represents the fair value as of the indicated fiscal year end of the outstanding and unvested awards that were granted in previous fiscal years, calculated in accordance with the methodology used for financial reporting purposes, in accordance with ASC Topic 718 and described further in our Annual Reports on Form 10-K.The fair value amounts are determined based on the change in the fair value from the prior fiscal year end to the vesting date calculated in accordance with ASC 718. Represents the change in fair value, measured from the prior fiscal year end to the vesting date, of each stock award that was granted in previous fiscal year and which vested during the indicated,fiscal year, calculated in accordance with the methodology used for financial reporting purposes, in accordance with ASC Topic 718 and described further in our Annual Reports on Form 10-K.
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated Pre-Tax Income
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,999,562)	$ (7,999,651)	$ (3,999,580)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,951,395	5,398,210	4,787,303
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,242,444	(1,160,869)	4,760,338
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,829,412	(901,654)	6,056,369
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,724,565)	(2,549,581)	(849,565)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,383,845	1,946,763	1,016,903
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	780,911	(242,995)	1,060,293
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 397,687	$ (175,767)	$ 1,500,689